UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments:

Putnam VT Money Market Fund

The fund's portfolio
9/30/11 (Unaudited)

REPURCHASE AGREEMENTS (30.5%)(a)
				Principal amount	Value

Interest in $295,000,000 joint tri-party repurchase agreement dated September 30, 2011 with Citigroup Global Markets, Inc. due October 3, 2011 - maturity value of $11,000,092 for an effective yield of 0.10% (collateralized by various mortgage-backed securities with coupon rates ranging from 3.003% to 5.211% and due dates ranging from December 1, 2020 to July 1, 2041, valued at $300,900,001)				$11,000,000	$11,000,000

Interest in $93,409,000 joint tri-party repurchase agreement dated September 30, 2011 with Deutsche Bank Securities, Inc. due October 3, 2011 - maturity value of $10,010,058 for an effective yield of 0.07% (collateralized by United States Treasury notes with a coupon rate of 2.25% and a due date of July 31, 2018, valued at $95,277,239)				10,010,000	10,010,000

Interest in $420,000,000 joint tri-party repurchase agreement dated September 30, 2011 with Goldman Sachs & Co. due October 3, 2011 - maturity value of $11,000,046 for an effective yield of 0.05% (collateralized by various mortgage-backed securities with coupon rates ranging from 2.458% to 6.00% and due dates ranging from April 1, 2026 to September 1, 2041, valued at $428,400,000)				11,000,000	11,000,000

Interest in $56,000,000 joint tri-party repurchase agreement dated September 30, 2011 with JPMorgan Securities, Inc. due October 3, 2011 - maturity value of $6,000,090 for an effective yield of 0.18% (collateralized by various corporate bonds and notes with coupon rates ranging from 3.625% to 10.75% and due dates ranging from June 1, 2013 to October 1, 2040, valued at $58,802,622)				6,000,000	6,000,000

Interest in $130,000,000 joint tri-party repurchase agreement dated September 30, 2011 with JPMorgan Securities, Inc. due October 3, 2011 - maturity value of $11,000,083 for an effective yield of 0.09% (collateralized by various Federal National Mortgage Association securities with coupon rates ranging from 3.50% to 7.00% and due dates ranging from April 1, 2012 to October 1, 2041, valued at $132,600,769)				11,000,000	11,000,000

Interest in $460,000,000 joint tri-party repurchase agreement dated September 30, 2011 with Merrill Lynch & Co., Inc. due October 3, 2011 - maturity value of $10,000,067 for an effective yield of 0.08% (collateralized by Government National Mortgage Association securities with a coupon rate of 4.50% and a due date of May 20, 2041, valued at $469,200,001)				10,000,000	10,000,000

Interest in $314,000,000 joint tri-party term repurchase agreement dated September 27, 2011 with Barclays Capital, Inc. due October 4, 2011, 0.07% (collateralized by various mortgage-backed secuirites with coupon rates ranging from 2.151% to 5.953% and due dates ranging from April 1, 2035 to August 1, 2041, valued at $320,280,000) (TR)				2,800,000	2,800,000

Interest in $286,500,000 joint tri-party term repurchase agreement dated September 27, 2011 with Citigroup Global Markets, Inc. due October 4, 2011, 0.12% (collateralized by various mortgage-backed securities with coupon rates ranging from 3.495% to 6.039% and due dates ranging from May 15, 2025 to September 20, 2041, valued at $292,447,981) (TR)				5,500,000	5,500,000

Interest in $150,000,000 joint tri-party term repurchase agreement dated September 28, 2011 with Deutsche Bank Securities, Inc. due October 5, 2011, 0.09% (collateralized by various Federal Home Loan Mortgage Corporation securities with coupon rates ranging from 3.50% to 7.00% and due dates ranging from January 1, 2026 to March 1, 2040, valued at $153,000,000) (TR)				5,500,000	5,500,000

Interest in $150,000,000 joint tri-party term repurchase agreement dated September 28, 2011 with Goldman Sachs & Co. due October 5, 2011, 0.10% (collateralized by various Government National Mortgage Association securities with coupon rates ranging from 4.00% to 5.50% and due dates ranging from July 15, 2026 to April 20, 2041, valued at $153,000,001) (TR)				5,500,000	5,500,000

Interest in $6,000,000 tri-party term repurchase agreement dated September 1, 2011 with Merrill Lynch & Co., Inc. due November 4, 2011, 0.27% FRN (collateralized by various corporate bonds and notes with coupon rates ranging from 1.85% to 7.625% and due dates ranging from January 15, 2014 to October 1, 2018, valued at $6,300,000) (TR)				6,000,000	6,000,000

Total repurchase agreements (cost $84,310,000)					$84,310,000

ASSET-BACKED COMMERCIAL PAPER (19.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.160	10/7/11		$1,400,000	$1,399,960

Bryant Park Funding, LLC	0.170	10/20/11		2,900,000	2,899,740

CAFCO, LLC	0.150	10/11/11		1,400,000	1,399,942

CHARTA, LLC	0.170	10/14/11		1,400,000	1,399,914

CIESCO LP	0.170	10/27/11		1,400,000	1,399,828

CRC Funding, LLC	0.170	10/28/11		1,400,000	1,399,822

Fairway Finance, LLC (Canada)	0.200	11/4/11		2,600,000	2,599,509

Fairway Finance, LLC (Canada)	0.200	10/19/11		1,750,000	1,749,825

Falcon Asset Securitization Co., LLC	0.160	10/11/11		600,000	599,973

Falcon Asset Securitization Co., LLC	0.130	10/5/11		2,200,000	2,199,968

FCAR Owner Trust I	0.200	10/5/11		2,540,000	2,539,944

Govco, LLC	0.170	10/20/11		1,400,000	1,399,874

Jupiter Securitization Co., LLC	0.140	10/28/11		2,800,000	2,799,706

Liberty Street Funding, LLC (Canada)	0.260	11/21/11		1,100,000	1,099,595

Liberty Street Funding, LLC (Canada)	0.250	11/14/11		1,100,000	1,099,664

Liberty Street Funding, LLC (Canada)	0.190	10/12/11		2,100,000	2,099,878

Manhattan Asset Funding Co., LLC (Japan)	0.260	10/11/11		2,250,000	2,249,838

Manhattan Asset Funding Co., LLC (Japan)	0.250	10/17/11		700,000	699,922

Old Line Funding, LLC	0.250	11/3/11		1,800,000	1,799,588

Old Line Funding, LLC	0.170	10/28/11		1,000,000	999,873

Straight-A Funding, LLC	0.190	11/14/11		3,000,000	2,999,303

Straight-A Funding, LLC	0.190	11/3/11		2,900,000	2,899,495

Straight-A Funding, LLC	0.160	10/4/11		1,450,000	1,449,981

Straight-A Funding, LLC	0.160	10/3/11		1,500,000	1,499,987

Thunder Bay Funding, LLC	0.190	10/24/11		1,300,000	1,299,842

Thunder Bay Funding, LLC	0.170	10/12/11		1,500,000	1,499,922

Variable Funding Capital Co., LLC	0.180	10/18/11		1,000,000	999,915

Victory Receivables Corp. (Japan)	0.310	12/13/11		1,700,000	1,698,931

Victory Receivables Corp. (Japan)	0.240	10/18/11		1,927,000	1,926,782

Victory Receivables Corp. (Japan)	0.220	10/25/11		600,000	599,912

Working Capital Management Co. (Japan)	0.310	10/4/11		1,400,000	1,399,964

Working Capital Management Co. (Japan)	0.240	10/3/11		1,400,000	1,399,981

Total asset-backed commercial paper (cost $53,510,378)					$53,510,378

COMMERCIAL PAPER (16.2%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.351	2/2/12		$3,250,000	$3,246,080

Barclays Bank PLC (United Kingdom)	0.200	10/6/11		1,300,000	1,299,964

Barclays Bank PLC/Cayman (Cayman Islands)	0.200	10/6/11		200,000	199,994

Canadian Imperial Holdings, Inc.	0.160	11/7/11		1,380,000	1,379,773

Canadian Imperial Holdings, Inc.	0.140	10/5/11		1,380,000	1,379,979

Citigroup Funding, Inc.	0.250	10/12/11		1,400,000	1,399,893

Commonwealth Bank of Australia (Australia)	0.481	3/19/12		700,000	698,413

Commonwealth Bank of Australia (Australia)	0.205	10/4/11		1,600,000	1,599,973

Commonwealth Bank of Australia 144A (Australia)	0.366	6/8/12		2,000,000	2,000,000

DnB NOR Bank ASA (Norway)	0.262	12/7/11		3,900,000	3,898,097

DnB NOR Bank ASA (Norway)	0.210	10/20/11		350,000	349,961

General Electric Capital Corp.	0.230	12/30/11		1,400,000	1,399,195

General Electric Capital Services	0.230	1/19/12		1,400,000	1,399,016

HSBC USA, Inc. (United Kingdom)	0.220	12/27/11		1,400,000	1,399,256

HSBC USA, Inc. (United Kingdom)	0.200	12/12/11		1,100,000	1,099,560

HSBC USA, Inc. (United Kingdom)	0.190	11/28/11		1,700,000	1,699,480

ING (US) Funding, LLC	0.160	10/5/11		1,000,000	999,982

Nordea North America, Inc. (Sweden)	0.270	11/3/11		300,000	299,926

Nordea North America, Inc. (Sweden)	0.225	10/21/11		4,000,000	3,999,500

Royal Bank of Scotland Group PLC (United Kingdom)	0.170	10/3/11		1,400,000	1,399,987

State Street Corp.	0.250	12/8/11		1,500,000	1,499,292

State Street Corp.	0.200	12/7/11		1,250,000	1,249,535

Texas Instruments, Inc.	0.150	11/8/11		1,400,000	1,399,778

Toronto-Dominion Holdings USA, Inc. (Canada)	0.150	10/17/11		800,000	799,947

Toyota Credit Canada, Inc. (Canada)	0.240	10/17/11		1,420,000	1,419,849

Toyota Credit Canada, Inc. (Canada)	0.180	11/15/11		1,500,000	1,499,663

Wal-Mart Stores, Inc.	0.080	10/11/11		2,800,000	2,799,938

Westpac Banking Corp. 144A (Australia)	0.280	12/20/11		1,500,000	1,499,067

Westpac Banking Corp./NY 144A (Australia)	0.300	1/11/12		1,500,000	1,498,725

Total commercial paper (cost $44,813,823)					$44,813,823

MUNICIPAL BONDS AND NOTES (14.2%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Connecticut (0.4%)

Yale University Commercial Paper	0.190	1/18/12	P-1	$1,000,000	$999,340

					999,340
Indiana (2.2%)
Indiana State Finance Authority VRDN, Ser. A-3(M)	0.200	2/1/37	VMIG1	600,000	600,000
Indiana State Finance Authority VRDN, Ser. A(M)	0.130	2/1/35	VMIG1	1,500,000	1,500,078
Saint Joseph County Commercial Paper (University of Notre Dame)	0.240	12/1/11	P-1	1,000,000	999,393
Saint Joseph County Commercial Paper (University of Notre Dame)	0.152	10/3/11	P-1	1,000,000	999,858
Trinity Health Corporation Commercial Paper	0.160	10/7/11	P-1	2,000,000	1,999,947

					6,099,276
Kentucky (0.8%)

Kentucky Economic Development Finance Authority VRDN (Catholic Health Initiatives), Ser. C(M)	0.120	5/1/34	VMIG1	2,100,000	2,100,000

					2,100,000
Maryland (2.6%)
Howard County Commercial Paper	0.150	10/31/11	P-1	2,400,000	2,400,000
Howard County Commercial Paper	0.150	10/31/11	P-1	500,000	500,000
Johns Hopkins University Commercial Paper, Ser. A	0.130	11/1/11	P-1	750,000	750,000
Johns Hopkins University Commercial Paper, Ser. B	0.140	11/1/11	P-1	1,000,000	1,000,000
Johns Hopkins University Commercial Paper, Ser. B	0.130	10/4/11	P-1	2,500,000	2,500,000

					7,150,000
Massachusetts (1.4%)
Harvard University Commercial Paper	0.180	10/3/11	P-1	500,000	499,995
Harvard University Commercial Paper	0.140	11/15/11	P-1	3,500,000	3,499,388

					3,999,383
Michigan (0.4%)

University of Michigan VRDN (Hospital & Health), Ser. B(M)	0.100	12/1/37	VMIG1	1,000,000	1,000,000

					1,000,000
Nevada (0.5%)

Truckee Meadows Water Authority Commercial Paper, Ser. 06-B (Lloyds TSB Bank PLC/New York (LOC))	0.150	10/6/11	P-1	1,400,000	1,400,000

					1,400,000
New Hampshire (0.2%)

New Hampshire Health & Education Facilities Authority VRDN (University of New Hampshire), Ser. B-2(M)	0.140	7/1/33	VMIG1	495,000	495,000

					495,000
New York (0.7%)

Trustees of Columbia University (The) Commercial Paper	0.150	10/13/11	P-1	2,000,000	1,999,900

					1,999,900
North Carolina (0.2%)

Wake County VRDN, Ser. B(M)	0.120	3/1/24	VMIG1	500,000	500,000

					500,000
Ohio (0.4%)

Columbus, Sewer VRDN, Ser. B(M)	0.100	6/1/32	VMIG1	1,000,000	1,000,000

					1,000,000
Pennsylvania (0.2%)

Chester County Industrial Development Auth. VRDN (Archdiocese Philadelphia)(M)	0.130	7/1/31	VMIG1	700,000	700,000

					700,000
Tennessee (0.6%)

Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board VRDN (Vanderbilt University), Ser. A-1(M)	0.080	10/1/44	VMIG1	1,750,000	1,750,000

					1,750,000
Texas (1.5%)
Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.140	12/7/11	P-1	1,500,000	1,500,000
Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.140	11/1/11	P-1	1,250,000	1,250,000

Harris County, Health Facilities Development Authority VRDN (Texas Childrens), Ser. B-1(M)	0.150	10/1/29	VMIG1	485,000	485,000

University of Texas System Board of Regents Revenue Financing System Commercial Paper, Ser. A	0.140	12/7/11	P-1	1,000,000	1,000,000

					4,235,000
Utah (1.0%)

Murray City, Hospital VRDN (IHC Health Services, Inc.), Ser. B(M)	0.130	5/15/37	VMIG1	2,800,000	2,800,000

					2,800,000
Virginia (1.1%)

Regents of University of Virginia Commercial Paper, Ser. 03-A	0.150	11/2/11	P-1	3,000,000	3,000,000

					3,000,000

Total municipal bonds and notes (cost $39,227,899)					$39,227,899

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bank of America Corp. FDIC guaranteed notes, MTN, Ser. L(k)	2.100	4/30/12		$5,700,000	$5,762,856

Federal Home Loan Bank discount notes	0.110	2/17/12		515,000	514,781

Federal Home Loan Bank discount notes	0.075	12/19/11		700,000	699,885

Federal Home Loan Mortgage Corp. discount notes	0.110	12/1/11		1,640,000	1,639,694

Federal Home Loan Mortgage Corp. discount notes	0.090	12/21/11		2,000,000	1,999,595

Federal Home Loan Mortgage Corp. discount notes	0.070	11/2/11		1,000,000	999,938

Federal National Mortgage Association discount notes	0.100	10/12/11		1,900,000	1,899,942

Federal National Mortgage Association discount notes	0.090	12/30/11		1,215,000	1,214,727

General Electric Capital Corp. FDIC guaranteed notes, FRN, MTN, Ser. G	0.000	12/9/11		1,403,000	1,405,657

General Electric Capital Corp. FDIC guaranteed notes, MTN Ser. G(k)	3.000	12/9/11		1,316,000	1,322,718

Wells Fargo & Co. FDIC guaranteed notes(k)	3.000	12/9/11		3,000,000	3,015,208

Total U.S. Government Agency Obligations (cost $20,475,001)					$20,475,001

SHORT-TERM INVESTMENT FUND (5.1%)(a)
				Shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)				14,180,612	$14,180,612

Total short-term investment fund (cost $14,180,612)					$14,180,612

CERTIFICATES OF DEPOSIT (3.9%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.250	11/16/11		$1,110,000	$1,110,000

National Australia Bank/New York FRN (Australia)	0.235	10/6/11		4,250,000	4,250,000

Svenska Handelsbanken/New York, NY (Sweden)	0.200	10/6/11		680,000	679,940

Toronto-Dominion Bank/NY (Canada)	0.235	11/10/11		3,500,000	3,500,000

Westpac Banking Corp./NY (Australia)	0.230	12/9/11		1,250,000	1,249,878

Total certificates of deposit (cost $10,789,818)					$10,789,818

CORPORATE BONDS AND NOTES (3.1%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Kommunalbanken AS sr. unsec. unsub. notes, EMTN, Ser. 1905 (Norway)	5.125	10/14/11		$1,000,000	$1,001,733

Royal Bank of Canada 144A sr. unsec. notes FRN (Canada)(M)	0.689	5/15/14		3,925,000	3,925,415

Svenska Handelsbanken/New York, NY 144A FRN (Sweden)(M)	0.376	6/8/17		3,500,000	3,500,000

Total corporate bonds and notes (cost $8,427,148)					$8,427,148

TIME DEPOSITS (1.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

US Bank, NA/Cayman Islands	0.080	10/3/11		$4,250,000	$4,250,000

Total time deposits (cost $4,250,000)					$4,250,000

TOTAL INVESTMENTS

Total investments (cost $279,984,679)(b)					$279,984,679

Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRN	Floating Rate Notes
LOC	Letter of credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $276,078,742.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $7,764 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $82,038,109 and $67,857,497, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(M)	The security's effective maturity date is less than one year.
(TR)	Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	VRDN are floating-rate securities with a long-term maturity, that carry a coupon that resets every one or seven days. The rates shown are the current interest rates at the close of the reporting period.
	The rates shown on FRN are the current interest rates at the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.3%
	Canada	7.1
	Australia	6.1
	Japan	3.5
	Sweden	3.0
	United Kingdom	2.5
	Norway	1.9
	Switzerland	0.5
	Cayman Islands	0.1

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$53,510,378	$—
Certificates of deposit	—	10,789,818	—
Commercial paper	—	44,813,823	—
Corporate bonds and notes	—	8,427,148	—
Municipal bonds and notes	—	39,227,899	—
Repurchase agreements	—	84,310,000	—
Short-term investment fund	14,180,612	—	—
Time deposits	—	4,250,000	—
U.S. Government Agency Obligations	—	20,475,001	—

Totals by level	$14,180,612	$265,804,067	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 29, 2011